Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022
Income Taxes
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation Percent
Effective income tax rate			0.00%		0.00%	0.00%
Income tax provision at statutory rate:			21.00%		21.00%	21.00%